Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 88,179	$ 316,944	$ 258,724
Deferred	197,892	356,090	(113,461)
Provision for income taxes	$ 286,071	$ 673,034	$ 145,263